Institutional | Calvert Small Cap Fund
CALVERT SMALL CAP FUND Class (Ticker): I (CSVIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Calvert Small Cap Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Institutional Calvert Small Cap Fund Class I
Management fees		0.80%
Distribution and service (12b-1) fees		none
Other expenses		0.18%
Total annual fund operating expenses		0.98%
Less fee waiver and/or expense reimbursement	[1]	(0.06%)
Net expenses		0.92%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.92% through January 31, 2015. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Small Cap Fund Class I	9,388	30,616	53,585	119,590

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Small Cap Fund Class I	9,388	30,616	53,585	119,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 2000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index. As of December 31, 2013, the market capitalization of the Russell 2000 Index companies ranged from $9.7 million to $5.3 billion with a weighted average level of $1.8 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.91%
Worst Quarter (of periods shown)	12/31/08	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Institutional Calvert Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Class I	41.91%	18.91%	8.33%	Apr. 29, 2005
Class I Return after taxes on distributions	38.44%	18.09%	7.89%	Apr. 29, 2005
Class I Return after taxes on distributions and sale of Fund shares	26.58%	15.49%	6.79%	Apr. 29, 2005
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.84%	Apr. 29, 2005
Lipper Small-Cap Core Funds Avg. (reflects no deduction for taxes)	36.82%	20.34%	9.49%	Apr. 29, 2005